Other Liabilities and Deferred Credits (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits
The following table provides the breakdown of Other liabilities and deferred credits as at December 31, 2022 and 2021:

In millions	December 31,	2022	2021
	Personal injury and other claims provisions (Note 22) (1)	$251	$232
	Environmental provisions (Note 22) (1)	18	18
	Contract liabilities (Note 5) (1)	16	—
	Stock-based compensation liability (Note 20)	7	9
	Deferred credits and other	149	168
	Total other liabilities and deferred credits	$441	$427
(1)    See Note 15 – Accounts payable and other for the related current portion.